DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Rollforward of Intangible Assets and Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
VOBA Asset
Balance, beginning of period	$ 404	$ 0
Acquisition from business combination	36	538
Amortization	(55)	(16)
Balance, end of period	385	522
VOBA Liability
Balance, beginning of period	(884)	0
Acquisition from business combination	0	(913)
Amortization	67	4
Balance, end of period	$ (817)	$ (909)